Fair Value Measurements - Summary Of Reconciliation Of Warrant Liabilities Measured At Fair Value (Detail) - Fair Value, Inputs, Level 1 [Member] - USD ($)		3 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning balance	$ 0	$ 21,060,000
Measurement	20,960,000	676,013
Change in valuation inputs or other assumptions	100,000	777,052
Fair value, ending balance	21,060,000	22,513,065
Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning balance	0	12,800,000
Measurement	12,800,000	475,495
Change in valuation inputs or other assumptions	100,000	(1,866,348)
Fair value, ending balance	12,800,000	11,509,147
Private Placement Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, beginning balance	0	8,160,000
Measurement	8,160,000	200,518
Change in valuation inputs or other assumptions		2,643,400
Fair value, ending balance	$ 8,160,000	$ 11,003,918